Unaudited Condensed Consolidated Interim Statements of Operations - USD ($) $ in Thousands	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2024	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenues	$ 3,996					$ 7,649
Cost of revenues	(2,983)					(6,265)
Gross profit	1,013					1,384
Operating expenses
Research and development expenses	(348)					(622)
Selling and marketing expenses	(184)					(341)
General and administrative expenses	(3,593)		(1,048)		$ (4,525)	(7,121)		(2,555)		$ (28,082)	$ (6,714)
General and administrative expenses of consolidated variable interest entities	(266)					(489)				(174)
Impairment loss										(4,344)	(391)
Total operating expenses	(4,391)		(1,048)		(4,525)	(8,573)		(2,555)		(32,600)	(7,105)
Loss from operations	(3,378)		(1,048)		(4,525)	(7,189)		(2,555)		(32,600)	(7,105)
Other income (expenses)
Interest expense	(825)		(207)			(3,414)		(372)
Interest income of consolidated variable interest entities	1,321					3,110				279
Interest on related parties promissory note			(17)			(354)		(51)
Loss on marketable securities	(3,705)					(3,705)
Penalty – late registration			(800)					(800)		(1,100)
Change in fair value - convertible note			20			5,392		588
Change in fair value - stock purchase warrant liabilities	(81,006)		5,128		(140,585)	(107,641)		109,406		131,766
Other income	1,710		161		18	1,710		161
Financial expense, net					(439)					(154)	(387)
Loss on settlement of vendor obligations					(278)						(289)
Gain on settlement of vendor obligations											211
Loss on shares issued as commitment for ELOC agreement										(1,250)
Gain on settlement of due to affiliates											192
Loss on debt extinguishment										(7,484)
Change in fair value - convertible note embedded derivative					(625)					588
Day one loss of stock purchase warrants issued in connection with conversion of convertible notes					(663)
Day one loss on private placement					(13,533)					(13,435)
Total other income (expense), net	(82,505)		4,285		(156,105)	(104,902)		108,932		109,210	(273)
Net income (loss) before income taxes	(85,883)		3,237		(160,630)	(112,091)		106,377		76,610	(7,378)
Income taxes	190					152				(9)
Net income (loss) from continuing operation	(85,693)		3,237		(160,630)	(111,939)		106,377		76,601	(7,378)
Gain (loss) from discontinued operations	4,263		(218)		158	4,159		(400)		(2,030)	1,141
Net gain (loss) from discontinued operations (Note 3)					(158)					2,030	(1,141)
Net income (loss) for the period	(81,430)		3,019		(160,788)	(107,780)		105,977		78,631	(8,519)
Net income attributable to non-controlling interests	1,058					1,854				82
Net income (loss) attributable to the Company’s stockholders	$ (82,488)		$ 3,019		$ (160,788)	$ (109,634)		$ 105,977		$ 78,549	$ (8,519)
Earnings (loss) per share from continuing operations (basic) (in Dollars per share)	$ (182.8)	[1]	$ 77.5	[1]	$ (51.91)	$ (328.4)	[1]	$ 2,550	[1]	$ 8.21	$ (4.27)
Earnings (loss) per share from discontinued operations (basic) (in Dollars per share)	9	[1]	(5)	[1]	(0.05)	12.1	[1]	(9.61)	[1]	0.24	(0.66)
Total loss per share (basic) (in Dollars per share)	$ (173.8)	[1]	$ 72.5	[1]	$ (51.96)	$ (316.3)	[1]	$ 2,540.39	[1]	$ 8.45	$ (4.93)
Weighted average number of shares of Common Stock outstanding - basic (in Shares)	480,024		41,975		3,094,253	353,309		41,721		8,364,332	1,728,144
Earnings (loss) per share from continuing operations (diluted) (in Dollars per share)	$ (182.8)	[1]	$ 72.5	[1]	$ (51.91)	$ (328.4)	[1]	$ 2,378	[1]	$ 7.74	$ (4.27)
Loss per share from discontinued operations (diluted) (in Dollars per share)	9	[1]	(5)	[1]	(0.05)	12.1	[1]	(8.75)	[1]	0.22	(0.66)
Total loss per share (diluted) (in Dollars per share)	$ (173.8)	[1]	$ 67.5	[1]	$ (51.96)	$ (316.3)	[1]	$ 2,369	[1]	$ 7.96	$ (4.93)
Weighted average number of shares of Common Stock outstanding – diluted (in Shares)	480,024	[1]	44,991	[1]	3,094,253	353,309	[1]	44,737	[1]	9,249,992	1,728,144

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-125 Reverse Stock Split (see Note 1).